Fair Value (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Trademarks [Member]	Jun. 30, 2013 Notes Receivable [Member]	Dec. 31, 2011 Notes Receivable [Member]	Jun. 09, 2011 Notes Receivable [Member]	Jun. 30, 2013 Convertible Debt [Member]	Dec. 31, 2012 Convertible Debt [Member]	Jun. 30, 2013 Unsecured Debt [Member]
Fair Value Disclosure [Line Items]
Fair value of Redbox trademarks			$ 30,000,000
Estimated market royalty rates			1.50%
Market discount rate	11.00%		45.00%	18.00%			6.00%	4.50%	6.00%
Cash received from sale of business						19,500,000
Gross carrying value of Sigue note receivable						29,500,000
Additional loan to Sigue that may be required as a part of sale					4,000,000
Net carrying value of Sigue note receivable	26,633,000	26,731,000
Convertible debt, fair value							52,800,000	183,700,000
Interest rate, per year							4.00%
Debt Instrument, Maturity Date									Mar. 15, 2019
Estimated fair value of senior unsecured notes									$ 350,000,000